Regulatory Requirement	12 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Regulatory Requirement

33.	REGULATORY REQUIREMENT
The Company’s insurance brokerage subsidiary, AMTD RSG, is subject to the Hong Kong Insurance Ordinance, which requires the maintenance of minimum paid-up share capital and net assets of HK$100 all the times before January 1, 2022 and HK$300 all the times starting from January 1, 2022 onwards. At April 30, 2022 and 2023, AMTD RSG was in compliance with this requirement.